INVENTORY (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Schedule of Inventory [Line Items]
Raw materials and components	$ 9,823	$ 11,333
Work in progress	19,798	14,673
Spare parts	6,340	8,956
Finished goods	703	515
Total inventories	$ 36,664	$ 35,477